Quarterly Report
August 31, 2021
MFS®  Emerging Markets
Equity Fund
FEM-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Airlines – 0.6%
Shanghai International Air Co., Ltd. (a)	6,633,908	$44,412,860
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	33,325,992	$108,642,734
China Resources Beer Holdings Co. Ltd.	13,080,000	107,634,250
Kweichow Moutai Co. Ltd., “A”	415,732	100,215,134
		$316,492,118
Automotive – 3.8%
Hero MotoCorp Ltd.	1,669,607	$62,703,311
Mahindra & Mahindra Ltd.	12,459,882	135,389,164
PT United Tractors Tbk	70,752,100	99,586,216
		$297,678,691
Biotechnology – 0.7%
Hugel, Inc. (a)	322,405	$54,223,101
Brokerage & Asset Managers – 2.7%
B3 Brasil Bolsa Balcao S.A.	27,420,600	$74,612,795
Moscow Exchange MICEX-RTS PJSC	55,887,693	139,876,165
		$214,488,960
Business Services – 4.0%
Cognizant Technology Solutions Corp., “A”	542,346	$41,386,423
Kingsoft Cloud Holdings, ADR (a)	1,402,078	45,132,891
Tata Consultancy Services Ltd.	4,361,541	226,206,307
		$312,725,621
Chemicals – 1.4%
UPL Ltd.	10,958,682	$111,264,227
Computer Software – 4.2%
NAVER Corp.	436,619	$165,316,090
NetEase.com, Inc., ADR	1,624,761	158,284,217
		$323,600,307
Computer Software - Systems – 6.9%
Hon Hai Precision Industry Co. Ltd.	24,477,000	$98,036,950
Samsung Electronics Co. Ltd.	6,654,487	440,207,989
		$538,244,939
Construction – 3.1%
Gree Electric Appliances, Inc., “A”	20,719,338	$131,755,909
Techtronic Industries Co. Ltd.	5,073,000	112,516,635
		$244,272,544
Consumer Services – 1.7%
51job, Inc., ADR (a)	450,817	$34,622,745
MakeMyTrip Ltd. (a)(h)	3,292,141	85,003,081
New Oriental Education & Technology Group, Inc. (a)	4,816,789	10,885,943
		$130,511,769
Electronics – 8.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,193,695	$691,104,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 1.4%
LUKOIL PJSC, ADR	1,263,073	$107,058,067
Engineering - Construction – 0.7%
Doosan Bobcat, Inc. (a)	1,509,281	$56,429,627
Food & Beverages – 4.4%
Gruma S.A.B. de C.V.	6,636,813	$75,795,947
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	21,598,587	113,653,909
Orion Corp.	954,583	104,148,303
Tingyi (Cayman Islands) Holding Corp.	28,738,000	51,139,373
		$344,737,532
Forest & Paper Products – 1.0%
Suzano S.A. (a)	6,322,600	$74,587,801
Gaming & Lodging – 0.4%
Kangwon Land, Inc. (a)	1,433,430	$34,245,557
General Merchandise – 1.9%
Bim Birlesik Magazalar A.S.	8,949,250	$77,316,613
Walmart de Mexico S.A.B. de C.V.	20,459,462	72,795,915
		$150,112,528
Insurance – 5.8%
AIA Group Ltd.	15,870,400	$189,670,609
Ping An Insurance Co. of China Ltd., “H”	14,056,000	109,159,480
Samsung Fire & Marine Insurance Co. Ltd.	771,140	150,310,613
		$449,140,702
Internet – 9.3%
Alibaba Group Holding Ltd. (a)	465,200	$9,899,209
Alibaba Group Holding Ltd., ADR (a)	2,204,889	368,194,414
Tencent Holdings Ltd.	5,621,600	347,815,019
		$725,908,642
Leisure & Toys – 2.4%
Prosus N.V. (a)	2,103,973	$186,071,605
Major Banks – 2.3%
ABSA Group Ltd.	6,373,253	$69,342,923
China Construction Bank Corp.	150,890,490	109,033,752
		$178,376,675
Metals & Mining – 1.8%
Alrosa PJSC	36,545,190	$72,757,271
Vale S.A., ADR	3,597,789	68,609,836
		$141,367,107
Natural Gas - Distribution – 0.1%
China Resources Gas Group Ltd.	720,000	$4,369,556
Network & Telecom – 0.4%
VTech Holdings Ltd.	2,845,600	$27,642,104
Other Banks & Diversified Financials – 9.4%
Banco de Chile	389,383,573	$38,050,496
Credicorp Ltd.	421,027	44,894,109
E.Sun Financial Holding Co. Ltd.	25,136,580	24,126,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Grupo Financiero Inbursa S.A. de C.V. (a)	28,258,575	$27,056,981
HDFC Bank Ltd.	5,005,707	108,427,560
Housing Development Finance Corp. Ltd.	4,409,657	169,029,553
Komercni Banka A.S. (a)	1,651,608	63,485,467
Sberbank of Russia PJSC	57,849,027	259,805,707
		$734,876,491
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	44,740,577	$43,283,679
Precious Metals & Minerals – 2.2%
Gold Fields Ltd., ADR	10,101,890	$95,765,917
Polymetal International PLC	3,666,732	72,996,678
		$168,762,595
Real Estate – 2.1%
ESR Cayman Ltd. (a)	15,052,000	$45,867,527
Hang Lung Properties Ltd.	17,787,000	42,721,093
Multiplan Empreendimentos Imobiliarios S.A.	14,338,100	58,508,144
Swire Properties Ltd.	7,612,400	20,603,285
		$167,700,049
Restaurants – 2.7%
Yum China Holdings, Inc.	3,420,726	$210,579,893
Special Products & Services – 0.6%
Tisco Financial Group PCL	17,430,700	$50,833,345
Specialty Chemicals – 0.9%
PTT Global Chemical PLC	33,972,700	$67,455,295
Specialty Stores – 1.8%
Lojas Renner S.A.	12,980,198	$95,541,567
Vipshop Holdings Ltd., ADR (a)	3,068,130	45,377,643
		$140,919,210
Telecommunications - Wireless – 0.8%
Mobile TeleSystems PJSC, ADR	6,309,233	$59,180,605
Telephone Services – 3.1%
Hellenic Telecommunications Organization S.A.	9,158,490	$180,213,498
PT Telekom Indonesia	266,187,900	63,455,836
		$243,669,334
Tobacco – 0.0%
PT Hanjaya Mandala Sampoerna Tbk	50,428,500	$3,535,741
Total Common Stocks		$7,649,863,527
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.04% (v)	226,528,578	$226,528,578

Other Assets, Less Liabilities – (1.1)%		(87,412,597)
Net Assets – 100.0%		$7,788,979,508
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $311,531,659 and $7,564,860,446, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,002,166,197	$—	$—	$2,002,166,197
South Korea	1,004,881,280	—	—	1,004,881,280
India	898,023,203	—	—	898,023,203
Taiwan	813,268,218	—	—	813,268,218
Russia	239,235,350	472,439,143	—	711,674,493
Brazil	480,502,877	—	—	480,502,877
Hong Kong	439,021,253	—	—	439,021,253
Mexico	218,932,522	—	—	218,932,522
Netherlands	186,071,605	—	—	186,071,605
Other Countries	777,033,239	118,288,640	—	895,321,879
Mutual Funds	226,528,578	—	—	226,528,578
Total	$7,285,664,322	$590,727,783	$—	$7,876,392,105
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MakeMyTrip Ltd.	$78,343,210	$12,571,152	$—	$—	$(5,911,281)	$85,003,081
MFS Institutional Money Market Portfolio	110,979,547	566,548,613	450,999,582	—	—	226,528,578
	$189,322,757	$579,119,765	$450,999,582	$—	$(5,911,281)	$311,531,659
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MakeMyTrip Ltd.	$—	$—
MFS Institutional Money Market Portfolio	127,532	—
	$127,532	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2021, are as follows:
China	25.7%
South Korea	12.9%
India	11.5%
Taiwan	10.4%
Russia	9.1%
Brazil	6.2%
Hong Kong	5.6%
Mexico	2.8%
Netherlands	2.4%
Other Countries	13.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.